Shareholders' Deficit - Preferred Stock Shares (Details) - SPRING VALLEY ACQUISITION CORP - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0	0